Leases - Summary of Lease Cost (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Leases
Operating lease cost	¥ 16,903		¥ 17,284	¥ 10,329
Short-term lease cost	12,895		10,974	9,353
Total lease cost	29,798		28,258	19,682
Cash paid for operating leases	18,257		17,910	9,786
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 6,127	$ 863	¥ 13,505	¥ 34,988